Annual Operating Expenses - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 50%	Nov. 29, 2024
Fidelity Advisor Asset Manager 50% - Class A
Operating Expenses:
Management fee	0.57%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.01%	[1]
Total annual operating expenses	0.83%
Fidelity Advisor Asset Manager 50% - Class C
Operating Expenses:
Management fee	0.57%	[1],[2]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.01%	[1]
Total annual operating expenses	1.58%
Fidelity Advisor Asset Manager 50% - Class M
Operating Expenses:
Management fee	0.57%	[1],[2]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.01%	[1]
Total annual operating expenses	1.08%
Fidelity Advisor Asset Manager 50% - Class I
Operating Expenses:
Management fee	0.57%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[1]
Total annual operating expenses	0.58%
Fidelity Advisor Asset Manager 50% - Class Z
Operating Expenses:
Management fee	0.45%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[1]
Total annual operating expenses	0.47%

[1]	B Adjusted to reflect current fees .
[2]
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.18%, 0.17%, 0.18%, 0.16%, and 0.06% for Class A, Class M, Class C, Class I, and Class Z, respectively, was previously charged under the services agreements.